UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740 )

Exact name of registrant as specified in charter: Putnam Managed High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Managed High Yield Trust

The fund's portfolio
8/31/06 (Unaudited)

CORPORATE BONDS AND NOTES (89.0%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.2%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$100,000	$99,250
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		60,000	56,400
			155,650

Automotive (5.6%)
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		60,000	55,500
Ford Motor Co. notes 7.45s, 2031		270,000	211,950
Ford Motor Credit Corp. bonds 7 3/8s, 2011		65,000	62,525
Ford Motor Credit Corp. notes 7 7/8s, 2010		400,000	393,128
Ford Motor Credit Corp. notes 7 3/8s, 2009		220,000	215,778
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		325,000	338,361
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010		135,000	139,739
General Motors Acceptance Corp. notes 7 3/4s, 2010		430,000	437,075
General Motors Acceptance Corp. notes 6 7/8s, 2012		395,000	385,601
General Motors Acceptance Corp. notes 6 3/4s, 2014		300,000	287,606
General Motors Acceptance Corp. notes 5 1/8s, 2008		100,000	97,228
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		200,000	194,106
General Motors Corp. notes 7.2s, 2011		80,000	71,700
Lear Corp. company guaranty Ser. B, 8.11s, 2009		75,000	72,375
Lear Corp. sr. notes 8 1/8s, 2008	EUR	25,000	32,557
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		$115,000	114,713
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		210,000	228,638
TRW Automotive, Inc. sr. notes 9 3/8s, 2013		180,000	192,150
TRW Automotive, Inc. sr. sub. notes 11s, 2013		160,000	174,000
Visteon Corp. sr. notes 7s, 2014		20,000	17,750
			3,722,480

Beverage (0.1%)
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		45,000	46,406
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012		45,000	46,631
			93,037

Broadcasting (3.4%)
British Sky Broadcasting PLC company guaranty 6 7/8s,
2009 (United Kingdom)		210,000	217,256
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		520,000	486,200
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013		194,000	203,700
Echostar DBS Corp. company guaranty 6 5/8s, 2014		165,000	158,606
Echostar DBS Corp. sr. notes 6 3/8s, 2011		380,000	370,025
Gray Television, Inc. company guaranty 9 1/4s, 2011		105,000	109,200
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		110,000	101,475
LIN Television Corp. sr. sub. notes 6 1/2s, 2013		35,000	32,288
Paxson Communications Corp. 144A sec. FRN 11.757s, 2013		75,000	75,563
Paxson Communications Corp. 144A sec. FRN 8.757s, 2012		90,000	90,675
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		140,000	133,000
Young Broadcasting, Inc. company guaranty 10s, 2011		301,000	278,425
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		65,000	55,250
			2,311,663

Building Materials (1.9%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		240,000	235,200
Building Materials Corp. company guaranty 8s, 2008		60,000	59,775
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.329s, 2012		118,000	118,000
NTK Holdings, Inc. sr. disc. notes zero %, 2014		180,000	120,600
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		205,000	112,750
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)		120,000	65,700
Ply Gem Industries, Inc. sr. sub. notes 9s, 2012		30,000	24,300
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		225,000	225,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		335,000	311,550
			1,272,875

Cable Television (3.2%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)		20,000	11,850

Adelphia Communications Corp. sr. notes 10 1/4s, 2011
(In default) (NON)		90,000	56,475
Adelphia Communications Corp. sr. notes 10 1/4s, 2006
(In default) (NON)		5,000	2,925
Adelphia Communications Corp. sr. notes 9 3/8s, 2009
(In default) (NON)		5,000	3,075
Adelphia Communications Corp. sr. notes Ser. B,
9 7/8s, 2007 (In default) (NON)		40,000	23,800
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		255,000	246,075
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		80,000	80,400
CCH I, LLC secd. notes 11s, 2015		582,000	516,525
CCH I Holdings, LLC company guaranty stepped-coupon
zero % (12 1/8s, 11/15/07), 2015 (STP)		35,000	21,963
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010		300,000	303,000
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		205,000	207,563
CSC Holdings, Inc. debs. 7 5/8s, 2018		35,000	35,306
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		195,000	199,388
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012		155,000	152,288
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		155,000	163,525
Rainbow National Services, LLC 144A sr. sub. debs.
10 3/8s, 2014		150,000	167,063
			2,191,221

Capital Goods (9.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		265,000	257,713
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		270,000	281,475
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		360,000	388,800
Berry Plastics Corp. company guaranty 10 3/4s, 2012		25,000	27,250
Blount, Inc. sr. sub. notes 8 7/8s, 2012		130,000	130,163
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		145,000	143,913
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		255,000	256,275
Crown Cork & Seal Co. Inc. debs. 8s, 2023		110,000	103,950
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	145,000	196,906
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired from 7/23/04, cost $115,034) (RES)		$351,000	245,700
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		315,000	335,475
Graham Packaging Co., Inc. company guaranty 8 1/2s,
2012		$55,000	53,213
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		200,000	192,500
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		215,000	216,613
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		270,000	268,650
L-3 Communications Corp. company guaranty 6 1/8s, 2013		185,000	178,063
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		165,000	158,813
Legrand SA debs. 8 1/2s, 2025 (France)		310,000	353,400
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		131,000	141,316
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		105,000	103,425
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		240,000	229,200
Owens Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	155,000	194,218
Owens-Brockway Glass company guaranty 7 3/4s, 2011		$40,000	40,900
Owens-Brockway Glass company guaranty 8 1/4s, 2013		120,000	121,500
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		125,000	132,813
Owens-Illinois, Inc. debs. 7 1/2s, 2010		45,000	44,550
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	260,000	365,219
RBS Global Inc. and Rexnord Corp. 144A company
guaranty 9 1/2s, 2014		$275,000	276,375
RBS Global Inc. and Rexnord Corp. 144A sr. sub. notes
11 3/4s, 2016		30,000	30,900
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		285,000	247,950
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		240,000	266,400
Terex Corp. company guaranty 9 1/4s, 2011		35,000	36,881
WCA Waste Corp. 144A sr. notes 9 1/4s, 2014		75,000	76,688
			6,097,207

Chemicals (4.1%)
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		125,000	135,469
Cognis Holding GmbH & Co. 144A sr. notes 12.282s, 2015
(Germany) (PIK)	EUR	129,390	162,791
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	40,000	55,189
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$50,000	46,375
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		235,000	227,069
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		275,000	222,750
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		265,000	280,238
Hercules, Inc. company guaranty 6 3/4s, 2029		140,000	131,950

Huntsman, LLC company guaranty 11 5/8s, 2010		78,000	86,580
Huntsman, LLC company guaranty 11 1/2s, 2012		40,000	45,400
Innophos, Inc. company guaranty 8 7/8s, 2014		100,000	100,000
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		155,000	170,500
Nalco Co. sr. sub. notes 9s, 2013	EUR	90,000	124,003
Nalco Co. sr. sub. notes 8 7/8s, 2013		$135,000	139,050
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)		180,000	180,225
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	50,000	66,651
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		$20,925	21,710
PQ Corp. company guaranty 7 1/2s, 2013		270,000	258,525
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	235,000	309,950
			2,764,425

Commercial and Consumer Services (0.1%)
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		$55,000	55,688

Communication services (7.1%)
American Cellular Corp. company guaranty 9 1/2s, 2009		35,000	35,831
American Cellular Corp. sr. notes Ser. B, 10s, 2011		320,000	332,800
American Tower Corp. sr. notes 7 1/2s, 2012		65,000	66,138
American Towers, Inc. company guaranty 7 1/4s, 2011		65,000	66,788
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		75,000	79,125
Centennial Communications Corp. sr. notes 10s, 2013		105,000	104,738
Centennial Communications Corp. sr. notes FRN 11.258s,
2013		30,000	30,975
Cincinnati Bell Telephone company guaranty 6.3s, 2028		25,000	21,375
Citizens Communications Co. notes 9 1/4s, 2011		185,000	202,344
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		120,000	125,100
Dobson Cellular Systems sec. notes 9 7/8s, 2012		120,000	128,100
Dobson Communications Corp. sr. notes FRN 9.757s, 2012		60,000	60,750
Horizon PCS, Inc. company guaranty 11 3/8s, 2012		30,000	33,825
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		76,000	77,900
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		213,000	185,843
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)		300,000	310,875
Intelsat Subsidiary Holding Co., Ltd. sr. notes 11 1/4s, 2016
(Bermuda)		10,000	10,100
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 5/8s, 2015 (Bermuda)		75,000	74,813
iPCS, Inc. sr. notes 11 1/2s, 2012		55,000	61,875
IWO Holdings, Inc. sec. FRN 9.257s, 2012		20,000	20,650
Level 3 Financing, Inc. 144A sr. notes FRN 11.753s,
2011		80,000	83,700
Level 3 Financing, Inc. company guaranty 10 3/4s, 2011		25,000	26,031
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		75,000	78,000
PanAmSat Corp. company guaranty 9s, 2014		255,000	259,416
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		410,000	406,413
Qwest Corp. debs. 7 1/4s, 2025		55,000	52,594
Qwest Corp. notes 8 7/8s, 2012		330,000	357,225
Qwest Corp. sr. notes 7 5/8s, 2015		115,000	118,019
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		180,000	216,900
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		250,000	245,625
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)		40,000	44,800
Rural Cellular Corp. sr. notes 9 7/8s, 2010		120,000	123,900
Rural Cellular Corp. sr. sub. FRN 11.239s, 2012		40,000	41,200
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		30,000	29,850
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		130,000	126,425
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		175,000	182,000
Windstream Corp. 144A sr. notes 8 1/8s, 2013		120,000	126,600
Windstream Corp. 144A sr. notes 8 5/8s, 2016		230,000	243,225
			4,791,868

Consumer (0.7%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		245,000	240,100
Samsonite Corp. sr. sub. notes 8 7/8s, 2011		260,000	267,150
			507,250

Consumer Goods (2.0%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		105,000	98,700
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		120,000	115,500
Playtex Products, Inc. sec. notes 8s, 2011		370,000	384,800
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		259,000	257,705
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011		75,000	65,250
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013		45,000	43,425
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		420,000	325,500
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013		80,000	66,500

			1,357,380

Consumer Services (0.8%)
Brand Services, Inc. company guaranty 12s, 2012		235,000	263,494
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		80,000	75,800
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013		18,000	17,235
United Rentals NA, Inc. sr. sub. notes 7s, 2014		175,000	160,563
			517,092

Energy (8.2%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		270,000	260,550
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)		70,000	70,263
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)		185,000	173,900
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015		45,000	45,900
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		210,000	212,100
Chesapeake Energy Corp. sr. notes 7s, 2014		60,000	59,400
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		275,000	267,438
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		95,000	91,081
Delta Petroleum Corp. company guaranty 7s, 2015		365,000	344,925
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		75,000	75,750
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014		22,000	21,175
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014		45,000	42,300
Encore Acquisition Co. sr. sub. notes 6s, 2015		152,000	140,980
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		175,000	170,188
Forest Oil Corp. sr. notes 8s, 2008		35,000	35,788
Forest Oil Corp. sr. notes 8s, 2011		145,000	149,713
Hanover Compressor Co. sr. notes 9s, 2014		70,000	74,200
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		30,000	31,200
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		275,000	264,688
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016		250,000	259,375
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014		365,000	345,838
Massey Energy Co. sr. notes 6 5/8s, 2010		260,000	256,100
Newfield Exploration Co. sr. notes 7 5/8s, 2011		130,000	133,575
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		125,000	122,188
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		75,000	75,750
Peabody Energy Corp. sr. notes 5 7/8s, 2016		135,000	123,019
PetroHawk Energy Corp. 144A sr. notes 9 1/8s, 2013		345,000	351,038
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014		95,000	97,375
Plains Exploration & Production Co. sr. sub. notes
8 3/4s, 2012		145,000	152,250
Pogo Producing Co. 144A sr. sub. notes 7 7/8s, 2013		75,000	76,500
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		140,000	133,350
Pride International, Inc. sr. notes 7 3/8s, 2014		165,000	167,888
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013		270,000	269,325
Whiting Petroleum Corp. company guaranty 7s, 2014		435,000	428,475
			5,523,585

Entertainment (1.7%)
AMC Entertainment, Inc. company guaranty 11s, 2016		100,000	108,625
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		22,000	20,570
Avis Budget Care Rental, LLC 144A sr. notes 7 3/4s,
2016		110,000	104,016
Cinemark USA, Inc. sr. sub. notes 9s, 2013		40,000	41,400
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		245,000	191,100
Hertz Corp. 144A sr. notes 8 7/8s, 2014		140,000	145,250
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)		140,000	106,750
Six Flags, Inc. sr. notes 8 7/8s, 2010		105,000	100,538
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010		220,000	221,375
Universal City Florida Holding Co. sr. notes FRN
10.239s, 2010		75,000	76,688
			1,116,312

Financial (0.6%)
BCM Ireland Finance Ltd. 144A FRN 8.215s, 2016 (Cayman
Islands)	EUR	80,000	105,740
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		$55,000	55,275
E*Trade Finance Corp. sr. notes 8s, 2011		175,000	181,563
Finova Group, Inc. notes 7 1/2s, 2009		162,690	47,180
			389,758

Food (2.3%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)		16,542	864
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015		20,000	18,650

Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		300,000	264,000
Dean Foods Co. company guaranty 7s, 2016		105,000	103,950
Dean Foods Co. sr. notes 6 5/8s, 2009		160,000	160,400
Del Monte Corp. company guaranty 6 3/4s, 2015		80,000	76,000
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		205,000	214,481
Nutro Products, Inc. 144A sr. notes FRN 9.23s, 2013		250,000	257,500
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013		285,000	280,013
Swift & Co. company guaranty 10 1/8s, 2009		170,000	171,700
			1,547,558

Forest Products and Packaging (4.0%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		45,000	38,363
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		40,000	36,900
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		90,000	74,250
Boise Cascade, LLC company guaranty 7 1/8s, 2014		170,000	158,100
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	145,000	168,976
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	175,000	236,414
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		$275,000	264,000
Georgia-Pacific Corp. debs. 9 1/2s, 2011		245,000	263,988
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		58,000	54,955
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		15,000	13,725
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	114,009	150,298
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		$325,000	339,219
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	5,000	6,979
NewPage Corp. sec. notes 10s, 2012		$210,000	216,825
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		145,000	142,463
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014
(Canada)		160,000	146,000
Stone Container Corp. sr. notes 9 3/4s, 2011		129,000	132,548
Stone Container Corp. sr. notes 8 3/8s, 2012		30,000	28,575
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		215,000	193,500
			2,666,078

Gaming & Lottery (3.4%)
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		160,000	167,600
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		30,000	30,075
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		145,000	137,931
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		60,000	56,550
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		125,000	131,563
MGM Mirage, Inc. company guaranty 6s, 2009		175,000	171,063
Mirage Resorts, Inc. debs. 7 1/4s, 2017		20,000	19,250
Park Place Entertainment Corp. sr. notes 7s, 2013		115,000	118,707
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		95,000	99,038
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		270,000	271,350
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		120,000	125,550
Scientific Games Corp. company guaranty 6 1/4s, 2012		130,000	123,175
Station Casinos, Inc. sr. notes 6s, 2012		235,000	224,719
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		70,000	64,838
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		260,000	251,550
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		280,000	267,400
			2,260,359

Health Care (6.3%)
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015		250,000	266,250
Athena Neurosciences Finance LLC company guaranty
7 1/4s, 2008		270,000	267,975
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		310,000	289,850
DaVita, Inc. company guaranty 6 5/8s, 2013		225,000	219,375
HCA, Inc. debs. 7.19s, 2015		60,000	48,514
HCA, Inc. notes 6 3/8s, 2015		55,000	43,725
HCA, Inc. notes 8.36s, 2024		60,000	48,251
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		60,000	57,150
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		255,000	235,875
Nycomed A/S 144A sr. notes 11 3/4s, 2013 (Denmark)
(PIK)	EUR	195,000	259,564
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		$120,000	111,900
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		75,000	71,719
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		270,000	260,550
Select Medical Corp. company guaranty 7 5/8s, 2015		305,000	263,825
Service Corp. International 144A sr. notes 8s, 2017		50,000	47,875
Service Corp. International notes 6 1/2s, 2008		20,000	20,000

Service Corporation International debs. 7 7/8s, 2013	40,000	40,900
Service Corporation International notes Ser. *, 7.7s,
2009	50,000	51,125
Service Corporation International sr. notes 6 3/4s,
2016	140,000	133,000
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	260,000	230,100
Tenet Healthcare Corp. notes 7 3/8s, 2013	175,000	155,750
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	175,000	170,625
Triad Hospitals, Inc. sr. notes 7s, 2012	130,000	127,725
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	225,000	214,875
Universal Hospital Services, Inc. sr. notes 10 1/8s,
2011 (Canada)	65,000	67,275
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	300,000	291,000
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	55,000	56,031
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	55,000	61,256
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	60,000	59,100
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	40,000	40,400
		4,211,560

Homebuilding (0.3%)
Ashton Woods USA LLC/Ashton Woods Finance Co. sr. sub.
notes 9 1/2s, 2015	75,000	65,063
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	35,000	33,775
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013	70,000	64,400
Meritage Homes Corp. company guaranty 6 1/4s, 2015	60,000	51,225
Standard Pacific Corp. sr. notes 7s, 2015	25,000	21,938
		236,401

Household Furniture and Appliances (0.3%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	200,000	202,000

Lodging/Tourism (0.5%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	55,000	58,163
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	165,000	166,238
Starwood Hotels & Resorts Worldwide, Inc. debs.
7 3/8s, 2015	95,000	101,175
		325,576

Media (1.2%)
Affinion Group, Inc. 144A bonds 11 1/2s, 2015	100,000	101,000
Affinion Group, Inc. 144A company guaranty 10 1/8s,
2013	400,000	415,000
Affinity Group, Inc. sr. sub. notes 9s, 2012	270,000	270,000
		786,000

Metals (2.6%)
AK Steel Corp. company guaranty 7 3/4s, 2012	285,000	277,875
Century Aluminum Co. company guaranty 7 1/2s, 2014	60,000	59,700
Chaparral Steel Co. company guaranty 10s, 2013	280,000	309,400
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	175,000	188,563
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015	180,000	198,450
Novelis, Inc. 144A sr. notes 7 1/4s, 2015	460,000	437,000
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009	110,000	113,850
United States Steel Corp. sr. notes 9 3/4s, 2010	114,000	121,125
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)	14,089	10,989
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)	7,997	6,238
		1,723,190

Publishing (3.4%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	250,000	231,250
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	3,793	3,670
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	155,000	158,875
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)	85,000	70,763
Dex Media, Inc. notes 8s, 2013	65,000	64,675
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013	315,000	326,025
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011	130,000	126,100
PRIMEDIA, Inc. sr. notes 8s, 2013	190,000	169,575
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013	55,000	49,363
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	110,000	98,725
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	65,000	58,338

R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	145,000	142,825
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011	335,000	320,763
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	340,000	345,100
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	100,000	92,500
		2,258,547

Restaurants (0.3%)
Domino's, Inc. sr. sub. notes 8 1/4s, 2011	80,000	82,800
Sbarro, Inc. company guaranty 11s, 2009	155,000	156,938
		239,738

Retail (2.2%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014	80,000	78,000
Autonation, Inc. 144A company guaranty 7s, 2014	30,000	29,588
Autonation, Inc. 144A company guaranty FRN 7.507s, 2013	45,000	45,225
Bon-Ton Stores Inc./The company guaranty 10 1/4s, 2014	215,000	202,369
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014	150,000	141,938
Harry & David Holdings Inc. company guaranty 9s, 2013	60,000	54,900
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	115,000	120,750
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	50,000	33,375
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	335,000	355,938
Rite Aid Corp. company guaranty 7 1/2s, 2015	80,000	76,400
Rite Aid Corp. sec. notes 8 1/8s, 2010	90,000	90,338
United Auto Group, Inc. company guaranty 9 5/8s, 2012	205,000	215,763
		1,444,584

Technology (4.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	260,000	260,975
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	143,000	134,420
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	75,000	71,438
Avago Technologies Finance 144A sr. notes 10 1/8s,
2013 (Singapore)	90,000	94,050
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	70,000	69,825
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	235,000	218,550
Iron Mountain, Inc. company guaranty 7 3/4s, 2015	125,000	123,750
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	55,000	56,238
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	115,000	117,300
Lucent Technologies, Inc. debs. 6 1/2s, 2028	10,000	8,425
Lucent Technologies, Inc. debs. 6.45s, 2029	175,000	149,188
Lucent Technologies, Inc. notes 5 1/2s, 2008	40,000	39,250
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	65,000	51,675
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	125,000	129,375
Nortel Networks, Ltd. 144A company guaranty FRN 9.73s,
2011 (Canada)	140,000	141,400
Sensata Technologies BV 144A sr. notes 8s, 2014
(Netherlands)	75,000	73,500
Solectron Global Finance Corp. company guaranty 8s,
2016 (Cayman Islands)	135,000	130,950
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	228,000	232,845
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	326,000	336,595
UGS Capital Corp. II 144A sr. notes 10.38s, 2011	60,000	60,450
UGS Corp. company guaranty 10s, 2012	185,000	198,875
Xerox Capital Trust I company guaranty 8s, 2027	130,000	133,413
Xerox Corp. sr. notes 6 7/8s, 2011	180,000	184,275
Xerox Corp. sr. notes 7 5/8s, 2013	20,000	20,675
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	95,000	95,238
		3,132,675

Textiles (0.6%)
Levi Strauss & Co. sr. notes 9 3/4s, 2015	190,000	196,650
Levi Strauss & Co. sr. notes 8 7/8s, 2016	110,000	107,525
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	75,000	75,750
		379,925

Tire & Rubber (0.5%)
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	35,000	35,263
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	300,000	300,750
		336,013

Transportation (0.6%)
CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008	170,000	164,475
Kansas City Southern Railway Co. company guaranty
9 1/2s, 2008	200,000	208,500
		372,975

Utilities & Power (7.0%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	190,000	203,300

AES Corp. (The) 144A sec. notes 9s, 2015	130,000	140,400
AES Corp. (The) sr. notes 8 7/8s, 2011	13,000	13,845
ANR Pipeline Co. debs. 9 5/8s, 2021	135,000	163,072
CMS Energy Corp. sr. notes 7 3/4s, 2010	30,000	31,275
CMS Energy Corp. sr. notes 8 1/2s, 2011	40,000	42,900
CMS Energy Corp. sr. notes 8.9s, 2008	130,000	135,850
Colorado Interstate Gas Co. debs. 6.85s, 2037	75,000	75,432
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	20,000	18,814
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	65,000	64,513
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	100,000	98,875
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	70,000	70,000
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	55,000	55,000
El Paso Corp. notes 7 3/4s, 2010	40,000	41,200
El Paso Corp. sr. notes 7 3/8s, 2012	65,000	65,569
El Paso Corp. sr. notes 8.05s, 2030	95,000	97,375
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	65,000	65,163
El Paso Natural Gas Co. debs. 8 5/8s, 2022	30,000	33,845
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	275,000	279,125
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	115,000	110,688
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	217,000	224,595
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	225,000	239,625
Mirant North America, LLC company guaranty 7 3/8s, 2013	175,000	173,250
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	135,000	151,031
Monongahela Power Co. 1st mtge. 6.7s, 2014	70,000	74,188
Nevada Power Co. 2nd mtge. 9s, 2013	55,000	59,954
Northwestern Corp. sec. notes 5 7/8s, 2014	350,000	347,601
NRG Energy, Inc. sr. notes 7 3/8s, 2016	565,000	556,525
Orion Power Holdings, Inc. sr. notes 12s, 2010	100,000	113,500
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	110,000	109,450
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	85,000	84,850
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	25,000	25,324
Sierra Pacific Resources sr. notes 8 5/8s, 2014	125,000	134,364
Teco Energy, Inc. notes 7.2s, 2011	35,000	36,138
Teco Energy, Inc. notes 7s, 2012	55,000	56,581
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	9,963
Tennessee Gas Pipeline Co. debs. 7s, 2028	15,000	14,624
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	30,000	31,035
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	120,000	121,200
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)	105,000	109,988
Utilicorp United, Inc. sr. notes 9.95s, 2011	4,000	4,423
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	45,000	44,269
Williams Cos., Inc. (The) notes 7 5/8s, 2019	95,000	96,425
Williams Cos., Inc. (The) notes 8 1/8s, 2012	25,000	26,375
Williams Cos., Inc. (The) notes 8 3/4s, 2032	25,000	26,938
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	65,719	5,481
		4,683,938

Total corporate bonds and notes (cost $60,450,839)		$59,674,608

CONVERTIBLE BONDS AND NOTES (2.5%)(a)

	Principal amount	Value

DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	$290,000	$275,500
Intel Corp. cv. sub. bonds 2.95s, 2035	120,000	105,150
Kulicke & Soffa Industries, Inc. cv. sub. notes 0.5s,
2008	390,000	335,400
L-3 Communications Corp. 144A cv. bonds 3s, 2035	125,000	125,781
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	45,000	41,063
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	375,000	145,313
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	425,000	333,625
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	315,000	282,319
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	67,000	65,828

Total convertible bonds and notes (cost $1,660,174)		$1,709,979

CONVERTIBLE PREFERRED STOCKS (1.7%)(a)

	Shares	Value

Chesapeake Energy Corp. Ser. *, $4.50 cum. cv. pfd	1,139	$108,347
Chesapeake Energy Corp. 6.25% cv. pfd.	340	91,673
Citigroup Funding, Inc. Ser. GNW, 5.02% cv. pfd.	5,160	167,029
Crown Castle International Corp. $3.125 cum. cv. pfd.	1,719	95,405
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	2,878	116,199
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	121	158,480
Huntsman Corp. $2.50 cv. pfd.	6,062	240,965
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	207	187,335

Total convertible preferred stocks (cost $1,220,739)		$1,165,433

UNITS (1.3%)(a) (cost $812,266)
				Units	Value
XCL, Ltd. Equity Units (F)				446	$879,326

COMMON STOCKS (1.2%)(a)
				Shares	Value

Blount International, Inc. (NON)				7,753	$70,165
Boyd Gaming Corp.				2,712	98,066
Coinmach Service Corp. IDS (Income Deposit Securities)				7,864	135,654
Compass Minerals International, Inc.				112	2,994
Contifinancial Corp. Liquidating Trust Units (F)				505,286	51
Knology, Inc. (NON)				33	337
Owens Corning (Rights) (F)				11,016	1
Playtex Products, Inc. (NON)				9,606	126,319
Pride International, Inc. (NON)				3,900	101,127
Samsonite Corp. (NON)				120,508	106,047
Sterling Chemicals, Inc. (NON)				10	125
Sun Healthcare Group, Inc. (NON)				178	1,881
USA Mobility, Inc.				40	914
VFB LLC (acquired various dates from 12/21/99 to
10/27/00, cost $214,226) (F)(RES)(NON)				259,509	5,515
VS Holdings, Inc. (F)				40,417	1
WHX Corp. (NON)				3,964	31,712
Williams Cos., Inc. (The)				4,632	114,086

Total common stocks (cost $2,176,093)					$794,995

PREFERRED STOCKS (0.3%)(a)
				Shares	Value

First Republic Capital Corp. 144A 10.50% pfd.				80	$85,200
Ion Media Networks, Inc. 14.25% cum. pfd. (PIK)				4	34,400
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.				49	59,168

Total preferred stocks (cost $166,937)					$178,768

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $121,087)
				Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012				$131,250	$121,817

SENIOR LOANS (0.1%)(a)(c) (cost $82,848)
				Principal amount	Value

Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
10 1/4s, 2010				$90,000	$86,906

WARRANTS (0.0%)(a)(NON)
	Expiration date		Strike price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09		$0.01	200	$2
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR	0.001	89	2,492
Ubiquitel, Inc. 144A	4/15/10		$22.74	350	4

Total warrants (cost $23,541)					$2,498

SHORT-TERM INVESTMENTS (2.1%)(a) (cost $1,376,147)
				Shares	Value

Putnam Prime Money Market Fund (e)				1,376,147	$1,376,147

TOTAL INVESTMENTS

Total investments (cost $68,090,671) (b)					$65,990,477

FORWARD CURRENCY CONTRACTS TO SELL at 8/31/06 (aggregate face value $2,471,809) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$2,443,276	$2,471,809	9/20/06	$28,533

CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	$--	$75,000	6/20/11	365 bp	$(2,329)

L-3 Communications Corp. 7 5/8%, 6/15/12	--	50,000	6/20/11	(90 bp)	79

Citibank, N.A.
Celestica Inc., 7 7/8%, 7/1/11	--	100,000	9/20/11	285 bp	490

Ford Motor Co., 7.45%, 7/16/31	--	60,000	6/20/07	620 bp	2,475

Visteon Corp., 7%, 3/10/14	--	75,000	6/20/09	605 bp	6,348

CreditSuisse First Boston International
Ford Motor Co., 7.45%, 7/16/31	--	135,000	9/20/07	(487.5 bp)	(3,746)

Ford Motor Co., 7.45%, 7/16/31	--	165,000	9/20/08	725 bp	8,713

Ford Motor Co., 7.45%, 7/16/31	--	30,000	9/20/07	(485 bp)	(824)

Deutsche Bank AG
Ford Motor Co., 7.45%, 7/16/31	--	84,000	6/20/07	595 bp	3,257

Lear Corp., 8.11%, 5/15/09	--	150,000	6/20/08	860 bp	15,420

Visteon Corp., 7%, 3/10/14	--	75,000	6/20/09	535 bp	4,500

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%, 7/16/31	--	60,000	6/20/07	630 bp	2,535

Goldman Sachs International
General Motors Corp., 7 1/8%, 7/15/13	--	135,000	9/20/08	620 bp	5,369

General Motors Corp., 7 1/8%, 7/15/13	--	135,000	9/20/07	(427.5 bp)	(2,843)

General Motors Corp., 7 1/8%, 7/15/13	--	30,000	9/20/07	(425 bp)	(624)

General Motors Corp., 7 1/8%, 7/15/13	--	30,000	9/20/08	620 bp	1,193

L-3 Communications Corp. 7 5/8%, 6/15/12	--	30,000	9/20/11	(108 bp)	(105)

Any one of the underlying securities in the basket
of BB CMBS securities	--	83,000	(a)	2.461%	4,880

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	--	45,000	6/20/11	365 bp	(1,607)

Ford Motor Co., 7.45%, 7/16/31	--	60,000	6/20/07	635 bp	2,564

Ford Motor Co., 7.45%, 7/16/31	--	75,000	6/20/07	665 bp	3,425

Ford Motor Co., 7.45%, 7/16/31	--	25,000	9/20/08	550 bp	410

Ford Motor Co., 7.45%, 7/16/31	--	25,000	9/20/07	(345 bp)	(109)

General Motors Corp., 7 1/8%, 7/15/13	--	25,000	9/20/07	(350 bp)	(270)

General Motors Corp., 7 1/8%, 7/15/13	--	25,000	9/20/08	500 bp	356

Lehman Brothers Special Financing, Inc.
General Motors Corp., 7 1/8%,7/15/13	--	155,000	12/20/06	750 bp	5,276

Total					$54,833

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $67,063,344.

(b) The aggregate identified cost on a tax basis is $68,134,208, resulting in gross unrealized appreciation and depreciation of $1,288,925 and $3,432,656, respectively, or net unrealized depreciation of $2,143,731.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at August 31, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2006 was $251,215 or 0.4% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $25,532 for the period ended August 31, 2006. During the period ended August 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $4,463,067 and $4,703,493, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At August 31, 2006, liquid assets totaling $1,944,779 have been designated as collateral for open forward contracts and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at August 31, 2006.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed High Yield Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006